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Goehring & Rozencwajg Resources Fund
GOEHRING & ROZENCWAJG RESOURCES FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below .

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Goehring & Rozencwajg Resources Fund	Institutional Class Shares	Retail Class Shares
Redemption Fee (as a percentage of amount redeemed or exchanged on shares held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Goehring & Rozencwajg Resources Fund		Institutional Class Shares	Retail Class Shares
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fee	[1]	none	0.25%
Other Fund Expenses		1.12%	1.08%
Shareholder Services Fee		none	0.01%
Other Expenses		1.12%	1.09%
Total Annual Fund Operating Expenses		2.02%	2.24%
Fee Waiver and Expense Reimbursement	[2]	(1.10%)	(0.99%)
Total Annual Fund Operating Expenses (after fee waiver and expense reimbursement)		0.92%	1.25%
[1]	Pursuant to a Distribution and Services Plan for Retail Class Shares, Retail Class Shares may pay 12b-1 fees at annual rates not exceeding 0.50% of the average daily net asset value of Retail Class Shares. The Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	Goehring & Rozencwajg Associates, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2022, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Goehring & Rozencwajg Resources Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	94	527	986	2,257
Retail Class Shares	127	605	1,109	2,494

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the year ended May 31, 2021, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in securities of natural resources companies and other investments (including derivatives, futures and options, registered investment companies and exchange-traded funds (“ETFs”), including ETFs that invest in commodities) that provide economic exposure to natural resources or natural resources companies (together “natural resources investments”). This policy may be changed only after 60 days’ notice to shareholders. Natural resources companies are U.S. and foreign companies that may own, explore, develop, produce, refine, transport, or market natural resources or that provide related equipment, infrastructure, or services. Natural resources include energy commodities, such as oil, natural gas, coal and uranium; precious metals, such as gold, silver, platinum, palladium and rhodium; diamond; base metals, such as copper, lead and zinc; ferrous metals; agricultural commodities; and fertilizer commodities, such as potash, phosphate and nitrogen.

When determining whether a company is a natural resources company or whether an investment provides economic exposure to natural resources or natural resources companies for purposes of the Fund’s 80% investment policy above, the Fund currently relies on standard industry classifications developed by third-party providers. The standard industry classifications used by the Fund may be changed by the third-party providers over time and without notice to the Fund or its investors. When determining compliance with its 80% investment policy, the Fund will consider the underlying investments of the investment companies in which it invests, to the extent the Fund has access to sufficient and timely portfolio holdings information from such investment companies. For example, if the Fund invests in an investment company with an 80% investment policy that is consistent with the Fund’s 80% investment policy, the Fund will count its investment in that investment company toward the Fund’s 80% investment policy.

The Adviser believes that substantial value can be created by investing in the securities of companies engaged in those sectors of the natural resources industry where investor sentiment is extremely negative, the associated commodity price is low relative to historical levels, or the Adviser believes that the fundamentals are on the verge of turning positive. The Fund seeks to implement an investment process that consists of both “top-down” and “bottoms-up” analysis. For the “top-down” analysis, the Adviser will use its proprietary supply and demand models to form an outlook for a given commodity. Once the “top-down” outlook for a given commodity is complete, the Adviser will conduct a “bottoms-up” analysis of potential investments that uses its proprietary commodity price outlook to calculate an estimate of intrinsic value for the investment. The Fund will seek to use “value investing” techniques and invest in those securities that it believes are undervalued relative to its estimate of intrinsic value based upon its proprietary commodity outlook, but may use other investment techniques as well.

The Fund will typically invest primarily in equity and equity-related securities consisting of common stock, preferred stock, convertible securities, rights and warrants and depository receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)). The Fund also may participate in initial public offerings (“IPOs”) of equity and equity-related securities. In addition, the Fund may invest in debt securities of natural resources companies. These debt-securities may include “investment-grade” securities (i.e., BBB- or better from S&P Global Ratings (“S&P”), Baa3 or better from Moody’s Investors Services, Inc. (“Moody’s”) and BBB- or better from Fitch Investor Services, Inc. (“Fitch”)) as well as those that are rated below investment-grade (commonly referred to as “junk bonds”) or are not rated by any rating agency. The Fund may maintain an average portfolio duration of any length, and the Fund may invest in securities of any duration and maturity.

The Fund may invest in derivatives, including long and short positions in futures and options, in order to gain market exposure to natural resources or natural resources companies, enhance returns or hedge an existing position. At times, the Fund may invest in registered investment companies and ETFs. The Fund will primarily utilize ETFs to gain market exposure to an underlying commodity, such as by investing in an ETF which invests in the commodity (e.g., gold). In addition, the Fund may purchase securities issued in private placements and initial public offerings. The Fund also may engage in repurchase agreements to earn incremental income on temporarily available cash.

The Fund may hold both U.S. and foreign securities (including emerging market securities) and does not limit the proportion of securities held by geography. In addition, the Fund does not seek to limit its investments based upon market capitalization and may hold securities of companies whose market capitalization may range from very-small (“micro-cap”) to very large (“large-cap”). At times, the Fund may take a defensive position when it believes commodity prices, or security valuations are at risk of a decline and as a result may hold a higher than normal level of cash.

The Fund will not seek to provide diversified commodity exposure and may be directly or indirectly exposed to a limited number of commodities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value (“NAV”), yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

•	Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the NAV of the Fund’s shares to decline or fluctuate more than if the Fund had a broader range of investments. To the extent that the Fund is more heavily exposed to a commodity sub- sector that undergoes a period of weakness, an investor can expect poor returns from the Fund.

•	Coronavirus (COVID-19) Pandemic Risk – The impact of the COVID-19 pandemic has negatively affected the worldwide economy, as well as the economies of individual countries, individual companies and the market in general, in significant and unforeseen ways. The energy and commodity markets have been especially negatively impacted by the economic disruptions caused by COVID-19. Health crises caused by outbreaks, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of the COVID-19 pandemic has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

•	Concentration Risk – As described in “Principal Investment Strategies of the Fund” above, the Fund concentrates its investments in natural resources investments. Concentrating in natural resources investments increases the risk of loss because the stocks of many or all of the companies in the natural resources industry may decline in value due to a development adversely affecting the industry or one or more particular sub-industries or commodities. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources industry, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•	Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.

•	Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

•	Currency Risk – The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

•	Derivatives Risk – Derivatives involve risks different from, and potentially greater than the risks associated with investing directly in securities and other more traditional assets. Derivatives can be illiquid, difficult to value, and may lack correlation with the underlying instrument. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. For derivatives traded on exchanges, such as futures and many options, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange itself. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments. The use of derivatives may increase the volatility of the Fund through the financial leverage inherent in derivatives. Changes in regulation relating to derivatives markets as well as a mutual fund’s use of derivatives and related instruments may impact the Fund’s use of derivatives and certain related instruments, which could prevent the Fund from fully implementing its investment strategy and adversely affect returns.

Even a small investment in derivative contracts can have a large impact on the Fund’s market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.

•	Emerging Markets Risk – Non-U.S. securities risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Natural resource-related investments are often exposed to emerging markets to a greater extent than other investments.

•	Equity Risk – The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. The values of equity securities may decline due to factors affecting the issuer or general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.

•	High-yield/Junk Bond Risk – Lower-quality debt securities (commonly known as “high-yield” securities or “junk bonds”) involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time, including in response to adverse news about the issuer, or the market or economy in general. The market for lower quality debt securities can be less liquid, especially during periods of recession or general market decline.

•	Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit of prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

•	Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise. Recent and potential future changes in government monetary policy may affect the level of interest rates.

•	IPO Risk – Securities purchased in IPOs have no trading history, limited issuer information and increased volatility.

•	Issuer Risk – The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

•	Leverage Risk – Certain investments by the Fund may give rise to leverage, which may magnify gains and losses and increase the volatility of the Fund’s portfolio. Leverage entails a heightened risk of loss in excess of invested capital.

•	Managed Portfolio Risk – The Fund will be affected by the Adviser’s allocation determinations, investment decisions and techniques. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•	Micro-Capitalization Company Risk – Securities issued by very small companies may be more volatile and susceptible to loss of value due to, among other factors, the inability of the company to finance its business, the lack of institutional investor interest, lower trading volumes, the lack of broker-dealer analyst coverage, and greater susceptibility to changes in broad business conditions, than larger, more established companies.

•	Natural Resources Investment Risk – Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, actions to address climate change or other environmental factors, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Energy prices may decline sharply (as occurred in 2015), and a prolonged slump in energy prices is likely to have a negative effect on companies that extract, process or deliver energy-related commodities.

•	Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

•	Small and Mid-Capitalization Company Risk – Securities issued by small and mid-sized companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

PERFORMANCE INFORMATION

The bar chart and performance tables below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of the Goehring & Rozencwajg Resources Fund. A fund’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.gr-funds.com or by calling 1-844-464-6467.

Calendar Year Return - Institutional Class as of December 31, 2020(1)

(1)	As of June 30, 2021, the 2021 calendar year-to-date return for Institutional Class shares was 54.00%.

During the period shown on the bar chart, the Fund’s highest total return for a quarter was 39.23% (quarter ended June 30, 2020) and the lowest total return for a quarter was -46.92% (quarter ended March 31, 2020).

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Average Annual Total Returns - Goehring & Rozencwajg Resources Fund		1 Year	Since Inception [1]	Inception Date
Institutional Class Shares		(2.75%)	(9.19%)	Dec. 29, 2016
Institutional Class Shares | After Taxes on Distributions		(3.41%)	(9.51%)	Dec. 29, 2016
Institutional Class Shares | After Taxes on Distributions and Sales		(1.49%)	(6.82%)	Dec. 29, 2016
Institutional Class Shares | MSCI All Country World Index - NR	[2]	16.25%	13.35%	Dec. 29, 2016
Institutional Class Shares | MSCI World Index - NR		15.90%	13.35%	Dec. 29, 2016
Retail Class Shares		(3.04%)	(9.49%)	Dec. 29, 2016
Retail Class Shares | MSCI All Country World Index - NR		16.25%	13.35%	Dec. 29, 2016
Retail Class Shares | MSCI World Index - NR		15.90%	13.35%	Dec. 29, 2016
[1]	The Fund’s inception was December 29, 2016.
[2]	MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund. The MSCI ACWI is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.